FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-22083

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Central Investment Portfolios II LLC

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31, 9/30

DATE OF REPORTING PERIOD: 07/01/2008 - 06/30/2009

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Central Investment Portfolios II LLC

BY: /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 06/01/2009 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, DIRECTOR, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2009 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY 1-3 YEAR DURATION SECURITIZED BOND CENTRAL FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY COMMERCIAL MORTGAGE-BACKED SECURITIES CENTRAL FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

GSAMP TR 2006-S6 MEETING DATE: SEP 26, 2008
TICKER: SECURITY ID: 36245TAD7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Terms and Conditions of Trustees Transmittal Dated July 30, 2008 and the Securities Consent Attached to This Ballot	Management	None	Did Not Vote

VOTE SUMMARY REPORT
FIDELITY CORPORATE BOND 1-10 YEAR CENTRAL FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY CORPORATE BOND 1-5 YEAR CENTRAL FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MORTGAGE BACKED SECURITIES CENTRAL FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FREMONT HOME LN TR 2006 3 MEETING DATE: JAN 23, 2009
TICKER: SECURITY ID: 35729MAB3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Terms and Conditions of Trustees Transmittal Dated October 28, 2008 and the Securities Consent	Management	None	Did Not Vote

VOTE SUMMARY REPORT
FIDELITY TACTICAL INCOME CENTRAL FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ACCREDITED MTG LN TR MEETING DATE: DEC 19, 2008
TICKER: SECURITY ID: 004375CF6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Servicer Event Default as Described in the Accompanying Notice Dated November 4, 2008, Assuming that a Servicer Event of Default has Occurred and/or the Potential Servicer Event of Default Occurs	Management	None	Did Not Vote

ACCREDITED MTG LN TR MEETING DATE: DEC 19, 2008
TICKER: SECURITY ID: 004375CT6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Servicer Event Default as Described in the Accompanying Notice Dated November 4, 2008, Assuming that a Servicer Event of Default has Occurred and/or the Potential Servicer Event of Default Occurs	Management	None	Did Not Vote

ACCREDITED MTG LN TR MEETING DATE: JAN 29, 2009
TICKER: SECURITY ID: 004375CF6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Waiver 1	Management	None	Did Not Vote
2	Waiver 2	Management	None	Did Not Vote
3	Waiver 3	Management	None	Did Not Vote

ACCREDITED MTG LN TR MEETING DATE: JAN 29, 2009
TICKER: SECURITY ID: 004375CT6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Waiver 1	Management	None	Did Not Vote
2	Waiver 2	Management	None	Did Not Vote
3	Waiver 3	Management	None	Did Not Vote

FREMONT HOME LN OWNER TR MEETING DATE: JAN 23, 2009
TICKER: SECURITY ID: 35729PCZ1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Terms and Conditions of Trustees Transmittal Dated October 28, 2008 and the Securities Consent	Management	None	Did Not Vote

FREMONT HOME LN OWNER TR MEETING DATE: JAN 23, 2009
TICKER: SECURITY ID: 35729PDA5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Terms and Conditions of Trustees Transmittal Dated October 28, 2008 and the Securities Consent	Management	None	Did Not Vote

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Fixed-Income Trust
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund	Fidelity Massachusetts Municipal Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2009.

WITNESS my hand on this 1st day of June 2009.

/s/ John R. Hebble

John R. Hebble

Treasurer